FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       August 9, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       80

Form 13F Information Table Value Total:       $162,740



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      455    12098 SH       SOLE                             12098
American International Group   COM              026874107     4205    61636 SH       SOLE                             61636
Amgen Inc                      COM              031162100     1734    41400 SH       SOLE                             41400
Avery-Dennison Corp            COM              053611109      735    11715 SH       SOLE                             11715
BJ Services Co                 COM              055482103     2185    64500 SH       SOLE                             64500
Bank of America Corp           COM              060505104     4782    67967 SH       SOLE                             67967
Barr Laboratories Inc          COM              068306109     2079    32730 SH       SOLE                             32730
BellSouth Corp                 COM              079860102     4190   133025 SH       SOLE                            133025
Cardinal Health Inc            COM              14149Y108     1824    29700 SH       SOLE                             29700
Caremark Rx Inc                COM              141705103     2805   170000 SH       SOLE                            170000
ChevronTexaco Corp             COM              166764100     3809    43035 SH       SOLE                             43035
Cisco Systems Inc              COM              17275R102     2224   159415 SH       SOLE                            159415
Citigroup Inc                  COM              172967101     3679    94953 SH       SOLE                             94953
Coca Cola Co                   COM              191216100     1074    19184 SH       SOLE                             19184
Costco Wholesale Corp          COM              22160K105      371     9610 SH       SOLE                              9610
Dell Computer Corp             COM              247025109     3385   129480 SH       SOLE                            129480
Dow Chemical Co                COM              260543103      309     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     2100    67520 SH       SOLE                             67520
EMC Corp - Mass                COM              268648102      375    49700 SH       SOLE                             49700
Exxon Mobil Corp               COM              30231G102      834    20388 SH       SOLE                             20388
Fannie Mae                     COM              313586109     5460    74036 SH       SOLE                             74036
First Data Corp                COM              319963104     1875    50400 SH       SOLE                             50400
Forest Laboratories Inc        COM              345838106     2620    37000 SH       SOLE                             37000
General Electric Co            COM              369604103     5159   177594 SH       SOLE                            177594
Gillette Co                    COM              375766102      203     6000 SH       SOLE                              6000
H&R Block Inc                  COM              093671105     2145    46475 SH       SOLE                             46475
Health Management Assoc Inc    COM              421933102      520    25801 SH       SOLE                             25801
Home Depot Inc                 COM              437076102     5198   141525 SH       SOLE                            141525
Illinois Tool Works Inc        COM              452308109      908    13300 SH       SOLE                             13300
Indymac Bancorp Inc            COM              456607100     2232    98400 SH       SOLE                             98400
Integrated Circuit Systems     COM              45811k208     1750    86700 SH       SOLE                             86700
Integrated Device Tech Inc     COM              458118106     1049    57850 SH       SOLE                             57850
Intel Corp                     COM              458140100     2107   115325 SH       SOLE                            115325
International Business Machine COM              459200101     3445    47840 SH       SOLE                             47840
International Rectifier Corp   COM              460254105     1220    41855 SH       SOLE                             41855
Jacobs Engineering Group Inc   COM              469814107     2650    76200 SH       SOLE                             76200
Johnson & Johnson              COM              478160104     4302    82314 SH       SOLE                             82314
Kerr-McGee Corp                COM              492386107     2965    55375 SH       SOLE                             55375
Kimberly Clark Corp            COM              494368103      432     6975 SH       SOLE                              6975
L-3 Communications Hldgs Inc   COM              502424104     2349    43500 SH       SOLE                             43500
Lam Research Corp              COM              512807108     1291    71800 SH       SOLE                             71800
Lennar Corp                    COM              526057104     3325    54325 SH       SOLE                             54325
MBNA Corp                      COM              55262L100     1099    33235 SH       SOLE                             33235
McDonalds Corp                 COM              580135101      270     9488 SH       SOLE                              9488
Medtronic Inc                  COM              585055106      956    22300 SH       SOLE                             22300
Mellon Financial Corp          COM              58551A108      261     8305 SH       SOLE                              8305
Merck & Co Inc                 COM              589331107      486     9600 SH       SOLE                              9600
Michael Stores Inc             COM              594087108     3458    88670 SH       SOLE                             88670
Microsoft Corp                 COM              594918104     5699   104180 SH       SOLE                            104180
Morgan Stanley                 COM              617446448      255     5920 SH       SOLE                              5920
Nautilus Group Inc.            COM              63910B102     1756    57400 SH       SOLE                             57400
Northern Trust Corp.           COM              665859104     2906    65950 SH       SOLE                             65950
Office Depot Inc               COM              676220106     2648   157600 SH       SOLE                            157600
Owens-Illinois Inc             COM              690768403     1551   112900 SH       SOLE                            112900
Pactiv Corporation             COM              695257105     2965   124600 SH       SOLE                            124600
Pfizer Inc                     COM              717081103     4379   125126 SH       SOLE                            125126
Philip Morris Companies Inc    COM              718154107      284     6495 SH       SOLE                              6495
Procter & Gamble Co            COM              742718109      664     7435 SH       SOLE                              7435
Ruby Tuesday Inc               COM              781182100     2551   131475 SH       SOLE                            131475
SBC Communications Inc         COM              78387G103     1089    35707 SH       SOLE                             35707
Safeway Inc                    COM              786514208      336    11500 SH       SOLE                             11500
Schering Plough Corp           COM              806605101      990    40255 SH       SOLE                             40255
Smith International Inc        COM              832110100      239     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      291    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     2267    30700 SH       SOLE                             30700
Sun Microsystems Inc           COM              866810104      185    37000 SH       SOLE                             37000
SunTrust Banks Inc             COM              867914103     3542    52298 SH       SOLE                             52298
Symantec Corp                  COM              871503108     2214    67400 SH       SOLE                             67400
TCF Financial Corp             COM              872275102     2813    57300 SH       SOLE                             57300
Temple Inland Inc              COM              879868107     2154    37225 SH       SOLE                             37225
United Technologies Corp       COM              913017109     1038    15285 SH       SOLE                             15285
V F Corp                       COM              918204108      212     5404 SH       SOLE                              5404
Verizon Communications         COM              92343v104      298     7412 SH       SOLE                              7412
Wachovia Corp                  COM              929903102      699    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     5072    92195 SH       SOLE                             92195
Walgreen Co                    COM              931422109     3616    93600 SH       SOLE                             93600
Wellpoint Health Networks      COM              94973h108     3120    40100 SH       SOLE                             40100
Wells Fargo Company            COM              949746101      531    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3370   163600 SH       SOLE                            163600
American High Income Tr SBI                     026547109      114 11210.157000SH    SOLE                        11210.157000